Related party transactions - Key management personnel compensation (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related party transactions
Salaries and other short term employee benefits	£ 883	£ 1,266
Payments to defined contribution pension schemes	1	12
Share-based payment expense	795	144
Termination benefits		368
Key management compensation	£ 1,679	£ 1,790